Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 17,703		$ 13,519
Securities mandatorily measured and designated at FVTPL	57,547		54,397
Business and government	147,855		125,798
Residential mortgages	213,254		208,652
Debt securities measured at FVOCI	49,512		46,196
Equity securities designated at FVOCI	607		602
FVO securities purchased under resale agreements	65,974		56,111
Derivative instruments	40,319		23,895
Obligations related to securities sold short	14,939		15,635
Obligations Related To Securities Sold Under Repurchase Agreements	79,777		51,801
Derivative instruments	41,188		25,113
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	1,095		639
Securities mandatorily measured and designated at FVTPL	57,547		54,397
Business and government	23,104		21,182
Residential mortgages	41		60
Loans mandatorily measured at FVTPL	23,145		21,242
Debt securities measured at FVOCI	49,512		46,196
Equity securities designated at FVOCI	607		602
FVO securities purchased under resale agreements	5,840		5,198
Derivative instruments	40,319		23,895
Total financial assets	178,065		152,169
Deposits and other liabilities	(11,181)		(11,227)
Obligations related to securities sold short	(14,939)		(15,635)
Obligations Related To Securities Sold Under Repurchase Agreements	(18,241)
Derivative instruments	(41,188)		(25,113)
Total financial liabilities	(85,549)		(51,975)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,426		21,678
Debt securities measured at FVOCI	40,547		37,829
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	26,184		26,543
Equity securities designated at FVOCI	607		602
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,298		3,783
Debt securities measured at FVOCI	5,993		5,621
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,639		2,393
Debt securities measured at FVOCI	2,972		2,746
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,498		9,146
Derivative instruments	(11,511)		(8,323)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	17,043		8,939
Derivative instruments	(17,689)		(10,291)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	111		105
Derivative instruments	(117)		(131)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,323		3,746
Derivative instruments	(6,915)		(4,386)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	552		356
Derivative instruments	(673)		(212)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,792		1,603
Derivative instruments	(4,283)		(1,770)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	30,020		28,224
Debt securities measured at FVOCI	4,506		2,369
Equity securities designated at FVOCI	45		45
Derivative instruments	3,460		2,770
Total financial assets	38,031		33,408
Obligations related to securities sold short	(6,929)		(7,258)
Derivative instruments	(3,997)		(2,124)
Total financial liabilities	(10,926)		(9,382)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,000		2,372
Debt securities measured at FVOCI	4,506		2,369
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	26,020		25,852
Equity securities designated at FVOCI	45		45
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14		4
Derivative instruments	(2)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,433		2,383
Derivative instruments	(3,321)		(1,824)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,013		383
Derivative instruments	(674)		(300)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	1,095		639
Securities mandatorily measured and designated at FVTPL	27,217		25,970
Business and government	22,186		20,351
Residential mortgages	41		60
Loans mandatorily measured at FVTPL	22,227		20,411
Debt securities measured at FVOCI	44,988		43,827
Equity securities designated at FVOCI	319		266
FVO securities purchased under resale agreements	5,840		5,198
Derivative instruments	36,457		20,713
Total financial assets	138,143		117,024
Deposits and other liabilities	(11,338)		(10,626)
Obligations related to securities sold short	(8,010)		(8,377)
Obligations Related To Securities Sold Under Repurchase Agreements	(18,241)
Derivative instruments	(36,967)		(22,721)
Total financial liabilities	(74,556)		(41,724)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	21,426		19,306
Debt securities measured at FVOCI	36,041		35,460
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	157		684
Equity securities designated at FVOCI	319		266
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,273		3,760
Debt securities measured at FVOCI	5,975		5,621
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,361		2,220
Debt securities measured at FVOCI	2,972		2,746
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14,408		9,086
Derivative instruments	(11,509)		(8,322)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	17,043		8,939
Derivative instruments	(17,689)		(10,291)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6		1
Derivative instruments	(4)		(19)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,669		1,111
Derivative instruments	(3,483)		(2,407)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	552		356
Derivative instruments	(673)		(212)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,779		1,220
Derivative instruments	(3,609)		(1,470)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,891	$ 1,426	1,737	$ 1,919	$ 1,720	$ 1,340
Total financial liabilities	(67)	$ (880)	(869)	$ (901)	$ (754)	$ (782)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	310		203
Business and government	918		831
Loans mandatorily measured at FVTPL	918		831
Debt securities measured at FVOCI	18
Equity securities designated at FVOCI	243		291
Derivative instruments	402		412
Total financial assets	1,891		1,737
Deposits and other liabilities	157		(601)
Derivative instruments	(224)		(268)
Total financial liabilities	(67)		(869)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	7		7
Equity securities designated at FVOCI	243		291
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25		23
Debt securities measured at FVOCI	18
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	278		173
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	76		56
Derivative instruments			(1)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	105		104
Derivative instruments	(113)		(112)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	221		252
Derivative instruments	$ (111)		$ (155)